UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     WASHINGTON, D.C  20549

				FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Institutional Investment Manager Filing This Report:

Name:		Geneva Capital Management Ltd.
Address:	250 E. Wisconsin Avenue
		Suite 1050
		Milwaukee, WI  53202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:		Amy S. Croen
Title:		Executive Vice President
		Principal
Phone:		414-224-6002
Signature, Place, and Date of Signing:

		Amy S. Croen	Milwaukee, Wisconsin	January 31, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for the Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		58

Form 13F Information Table Value Total:		$398,158

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     3633    80061 SH       SOLE                    30175             50086
Acxiom Corp.                   COM              005125109     5933   237909 SH       SOLE                    39759            198150
Ameritech                      COM              030954101     1083    14737 SH       SOLE                     3780             10957
Aon Corp.                      COM              037389103     2519    61061 SH       SOLE                    20488             40910
Biogen                         COM              090597105    11175   173754 SH       SOLE                    42474            131280
Cardinal Health Inc.           COM              14149Y108     8117   126580 SH       SOLE                    28610             98270
Central Parking                COM              154785109     4166   121635 SH       SOLE                    17885            103750
Chevron Corp.                  COM              166751107      471     4950 SH       SOLE                     1800              3150
Cintas Corp.                   COM              172908105     7301   108670 SH       SOLE                    24800             83870
Cisco Systems                  COM              17275R102    14692   228008 SH       SOLE                    53788            174620
Citrix Systems Inc.            COM              177376100     3493    61830 SH       SOLE                     8230             53600
Comverse Technologies          COM              205862402    13548   179441 SH       SOLE                    40310            139481
Concord EFS                    COM              206197105     8647   204370 SH       SOLE                    35500            168870
DEVRY Inc.                     COM              251893103     2499   111680 SH       SOLE                    14880             96800
Dionex Corp.                   COM              254546104     4306   106309 SH       SOLE                     9629             96680
Ecolab, Inc.                   COM              278865100     7916   181456 SH       SOLE                    33696            148100
Electronic Arts Inc.           COM              285512109     3267    60225 SH       SOLE                     5925             54300
Emerson Electric               COM              291011104     2266    36009 SH       SOLE                    11290             24919
FIserv Inc.                    COM              337738108     9209   294091 SH       SOLE                    65169            229672
Fastenal Co.                   COM              311900104     7562   144211 SH       SOLE                    27661            116900
Fifth Third Bancorp            COM              316773100     9154   137532 SH       SOLE                    30601            107268
General Electric               COM              369604103     4585    40576 SH       SOLE                    14525             26251
Hannaford Brothers & Co.       COM              410550107     1895    35420 SH       SOLE                     3980             31440
Harley Davidson                COM              412822108     9634   177185 SH       SOLE                    41750            135435
Hewlett Packard                COM              428236103     1887    18775 SH       SOLE                     6300             12475
Home Depot Inc.                COM              437076102    12527   194409 SH       SOLE                    45140            149619
Incyte Pharmaceuticals         COM              45337C102      270    10218 SH       SOLE                     4518              5700
Ingersoll-Rand                 COM              456866102     3772    58361 SH       SOLE                     9600             48761
Intel Corp.                    COM              458140100     9601   161355 SH       SOLE                    37700            123955
Interim Services               COM              45868P100     5323   258065 SH       SOLE                    47115            211250
Johnson & Johnson              COM              478160104     2072    21147 SH       SOLE                     5900             15247
Kaydon Corp.                   COM              486587108     6310   187664 SH       SOLE                    40449            147615
Keane Inc.                     COM              486665102     3706   163790 SH       SOLE                    34840            129250
Knight Transportation          COM              499064103     6595   308555 SH       SOLE                    66605            241950
Kohls Corp.                    COM              500255104    14053   182805 SH       SOLE                    42190            140915
Legato Systems, Inc.           COM              524651106     5304    91847 SH       SOLE                    13247             78600
MBIA Inc.                      COM              55262C100     6911   106740 SH       SOLE                    22010             84730
Marshall & Ilsley              COM              571834100     8589   133426 SH       SOLE                    23802            109624
Merck & Co.                    COM              589331107     2226    30230 SH       SOLE                    10450             19780
Metro Info. Systems            COM              59162P104     2736   164577 SH       SOLE                    28497            136080
Microsoft Corp.                COM              594918104    10649   118072 SH       SOLE                    29810             88512
Midwest Express                COM              597911106     2091    61499 SH       SOLE                     3499             58000
Newell Rubbermaid Inc.         COM              651192106     8653   186586 SH       SOLE                    36675            150311
O'Reilly Auto Parts            COM              686091109    11048   219324 SH       SOLE                    47579            171945
Omnicom Group Inc.             COM              681919106     9215   115186 SH       SOLE                    21021             94365
Patterson Dental Co.           COM              703412106     7376   212264 SH       SOLE                    36814            175775
Paychex, Inc                   COM              704326107     7085   222278 SH       SOLE                    48536            174247
Procter & Gamble               COM              742718109     2210    24766 SH       SOLE                     8730             16036
Regal Beloit                   COM              758750103     2953   124992 SH       SOLE                    14012            110980
Schlumberger                   COM              806857108     2046    32130 SH       SOLE                    12300             19830
Snap-On Inc.                   COM              833034101     3317    91673 SH       SOLE                     6373             85300
Southwest Airlines             COM              844741108     7424   238530 SH       SOLE                    49430            189540
Staples Inc.                   COM              855030102     6239   201660 SH       SOLE                    38560            163400
Starbucks                      COM              855244109    10605   282324 SH       SOLE                    63174            219550
SunGard Data Sys.              COM              867363103     9037   261944 SH       SOLE                    56444            206100
Valspar Corp.                  COM              920355104     7679   202071 SH       SOLE                    42896            159475
Walgreen Co.                   COM              931422109    10731   365295 SH       SOLE                    91800            274195
Wells Fargo Corp.              COM              949746101     2952    69043 SH       SOLE                    21150             47893
Zebra Technologies             COM              989207105     1882    48969 SH       SOLE                     3419             45550